Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	12 Months Ended
	May 31, 2015	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	Dec. 09, 2015	Mar. 19, 2015
Longboard Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	05/31/2015	05/31/2024	05/31/2023	05/31/2022	05/31/2021	05/31/2020	05/31/2019	05/31/2018	05/31/2017	05/31/2016		03/19/2015
Account Value	$ 10,000						$ 10,000	$ 10,000	$ 10,000	$ 10,000
Longboard Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name		05/31/2024	05/31/2023	05/31/2022	05/31/2021	05/31/2020	05/31/2019	05/31/2018	05/31/2017	05/31/2016	12/09/2015
Longboard Fund [Member]
Account Value [Line Items]
Account Value	9,660	$ 18,814	$ 15,557	$ 17,271	$ 17,892	$ 13,890	$ 11,830	$ 12,441	$ 11,204	$ 9,510		$ 10,000
S P 500 Index [Member]
Account Value [Line Items]
Account Value	10,126	29,914	23,336	22,674	22,742	16,207	14,363	13,840	12,099	10,300		10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Account Value	9,959	18,713	15,580	16,344	19,672	11,954	12,380	13,611	11,270	9,364		10,000
I C E Bof A 3 Month U S Treasury Bill [Member]
Account Value [Line Items]
Account Value	10,000	11,576	10,974	10,637	10,622	10,610	10,418	10,188	10,060	10,016		10,000
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Account Value	$ 10,128	16,949	14,987	15,222	16,443	13,097	12,348	12,045	11,205	10,053		$ 10,000
Longboard Fund Class A [Member]
Account Value [Line Items]
Account Value		18,043	14,962	16,650	17,299	13,460	11,495	12,150	10,960	9,350	$ 10,000
S P 500 Index Class A [Member]
Account Value [Line Items]
Account Value		30,060	23,450	22,785	22,853	16,287	14,434	13,908	12,159	10,351	10,000
Russell 2000 Total Return Index Class A [Member]
Account Value [Line Items]
Account Value		20,292	16,894	17,723	21,332	12,962	13,424	14,759	12,221	10,154	10,000
I C E Bof A 3 Month U S Treasury Bill Class A [Member]
Account Value [Line Items]
Account Value		11,575	10,973	10,636	10,621	10,609	10,417	10,187	10,059	10,014	10,000
Morningstar Moderate Target Risk Index Class A [Member]
Account Value [Line Items]
Account Value		$ 17,464	$ 15,443	$ 15,684	$ 16,942	$ 13,495	$ 12,723	$ 12,411	$ 11,546	$ 10,359	$ 10,000